Property and Equipment, Net	May 20, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
8.	Property and Equipment, Net
Property and equipment, net, as of December 31, 2019 and 2018 consisted of the following:

	December 31,
(In thousands)	2019	2018
Computer and office equipment	$1,184	$1,133
Manufacturing equipment	12,147	12,000
Furniture and fixtures	609	604
Software	455	434
Leasehold improvements	1,157	815
Construction—in progress	6,077	1,416

	21,629	16,402
Less: Accumulated depreciation	(7,967)	(5,692)

Total property and equipment, net	$13,662	$10,710

Depreciation expense for the years ended December 31, 2019, 2018 and 2017 was $1.1 million, $1.7 million, and $2.0 million, respectively. No property or equipment was disposed of during the years ended December 31, 2019 and 2018. As of December 31, 2019, construction in progress consists primarily of equipment purchases related to the expansion of the Company’s manufacturing capabilities at its contract manufacturer, Patheon U.K. Limited.